Concentration risk (Detail Textuals 1) (Supplier concentration risk)	12 Months Ended
	Jun. 30, 2013 Suppliers	Jun. 30, 2012 Suppliers
Concentration Risk [Line Items]
Number of major suppliers	3	5
Raw material purchases
Concentration Risk [Line Items]
Concentration risk, percentage	37.30%	61.90%
Raw material purchases | Supplier One
Concentration Risk [Line Items]
Concentration risk, percentage	14.10%	15.80%
Raw material purchases | Supplier Two
Concentration Risk [Line Items]
Concentration risk, percentage	12.50%	12.70%
Raw material purchases | Supplier Three
Concentration Risk [Line Items]
Concentration risk, percentage	10.70%	12.50%
Raw material purchases | Supplier Four
Concentration Risk [Line Items]
Concentration risk, percentage		10.70%
Raw material purchases | Supplier Five
Concentration Risk [Line Items]
Concentration risk, percentage		10.20%